Share capital (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended		2026 Jan. 31	2025 Jan. 31
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	926,614,036	$16,845	942,294,598	$17,011
Issuance pursuant to:
Equity-settled share-based compensation plans	1,894,235	119	1,261,526	77
Shareholder investment plan (1)	–	–	629	–
	928,508,271	$16,964	943,556,753	$17,088
Purchase of common shares for cancellation	(7,990,500)	(146)	(3,500,000)	(63)
Treasury shares	(167,734)	(23)	24,502	2
Balance at end of period	920,350,037	$16,795	940,081,255	$17,027
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

Schedule of Capital, Leverage and TLAC Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2026 Jan. 31	2025 Oct. 31
Common Equity Tier 1 (CET1) capital		$48,465	$47,718
Tier 1 capital	A	55,823	54,105
Total capital		63,922	62,287
Total risk-weighted assets (RWA)	B	361,829	357,803
CET1 ratio		13.4%	13.3%
Tier 1 capital ratio		15.4%	15.1%
Total capital ratio		17.7%	17.4%
Leverage ratio exposure	C	$1,281,150	$1,261,098
Leverage ratio	A/C	4.4%	4.3%
TLAC available	D	$116,021	$114,102
TLAC ratio	D/B	32.1%	31.9%
TLAC leverage ratio	D/C	9.1%	9.0%